UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Semiannual Report
Templeton Dragon
Fund, Inc.
June 30, 2026
Not FDIC Insured No Bank Guarantee May Lose Value
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Managed Distribution Policy : The Board has implemented a managed distribution plan whereby the Fund distributes a level distribution amount to shareholders. Effective June 1, 2026, the Fund intends to make quarterly distributions to shareholders at the fixed rate of $0.15 per share. Prior to June 1, 2026, the Fund made quarterly distributions to shareholders at a fixed rate of $0.10 per share. Management will generally distribute amounts necessary to satisfy the Fund's plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each quarter and is intended to narrow the discount between the market price and the NAV of the Fund's common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a quarterly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the
Fund's managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Consolidated Financial Highlights and Consolidated
Schedule of Investments 6
Consolidated Financial Statements 11
Notes to Consolidated Financial Statements 14
Important Information to Shareholders 23
Annual Meeting of Shareholders 24
Dividend Reinvestment and Cash Purchase Plan 25
Shareholder Information 27
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Dragon Fund, Inc.
Dear Shareholder,
This semiannual report for Templeton Dragon Fund, Inc.
covers the period ended June 30, 2026.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing
at least 45% of its total assets in equity securities of
“China companies.” Our investment strategy employs
a fundamental, value-oriented, long-term approach. In
selecting companies for investment, we will consider overall growth prospects, competitive positions in export markets,
technologies, research and development, productivity,
labor costs, and raw material costs and sources. Additional
considerations include profit margins, returns on investment, capital resources, government regulation, management, and
other factors in comparison to other companies around the
world that we believe are comparable.
Our approach to selecting investments emphasizes
fundamental, company-by-company analysis (rather than
broader analyses of specific industries or sectors of the
economy), to construct an “action list” from which we make
our buy decisions. Although we will consider historical value measures, the primary factor in selecting securities for
investment by the Fund will be the company’s current price
relative to its long-term earnings potential.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of -1.03% in market price terms and -0.27% in
net asset value terms. In comparison, the MSCI China All
Shares Index-NR, which measures the performance of China
share classes listed in Hong Kong, Shanghai, Shenzhen and
outside of China, posted a -5.05% total return for the same
period.
1
You can find the Fund's long-term performance data
in the Performance Summary on page 4.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
The Board has implemented a managed distribution plan
whereby the Fund distributes a level distribution amount to
shareholders. Effective June 1, 2026, the Fund intends to
make quarterly distributions to shareholders at the fixed rate of $0.15 per share. Prior to June 1, 2026, the Fund made
quarterly distributions to shareholders at a fixed rate of $0.10 per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each quarter
and is intended to narrow the discount between the market
price and the NAV of the Fund’s common shares, but there
is no assurance that the plan will be successful in doing
so. The Fund sends a Form 1099-DIV to shareholders
each calendar year describing how to report the Fund's
distributions for federal income tax purposes. Please see the
“Important Information to Shareholders” section for additional information.
Geographic Composition
6/30/26
% of Total Net
Assets
China 89.0%
Hong Kong 8.1%
Short-Term Investments & Other Net Assets 2.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI).
The Consolidated SOI begins on page
7
.

Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Templeton
Dragon Fund, Inc. We look forward to serving your future
investment needs.
Sincerely,
Nicholas Chui, CFA
Lead Portfolio Manager
Eric Mok, CFA
Tony Sun
Portfolio Management Team
Top 10 Holdings
6/30/26
Company
Industry, Country
% of Total
Net Assets
a a
Tencent Holdings Ltd. 8.3%
Interactive Media & Services, China
GigaDevice Semiconductor, Inc. 8.3%
Semiconductors & Semiconductor Equipment,
China
WUS Printed Circuit Kunshan Co. Ltd. 6.7%
Electronic Equipment, Instruments &
Components, China
Zhongji Innolight Co. Ltd. 6.3%
Communications Equipment, China
Alibaba Group Holding Ltd. 5.9%
Broadline Retail, China
Contemporary Amperex Technology Co. Ltd. 3.7%
Electrical Equipment, China
Zijin Gold International Co. Ltd. 3.1%
Metals & Mining, Hong Kong
China Construction Bank Corp. 3.0%
Banks, China
ACM Research, Inc. 2.8%
Semiconductors & Semiconductor Equipment,
China
Ping An Insurance Group Co. of China Ltd. 2.6%
Insurance, China
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2026
Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 06/30/26

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price

6-Month -0.27% -1.03% -0.27% -1.03%
1-Year +13.53% +13.45% +13.53% +13.45%
5-Year -35.85% -37.75% -8.49% -9.05%
10-Year +47.80% +59.93% +3.98% +4.81%
Symbol: TDF 6/30/26 12/31/25 Change
Net Asset Value (NAV) $12.73 $13.02 -$0.29
Market Price (NYSE) $10.89 $11.26 -$0.37
Distributions Per Share
(1/1/26–6/30/26)
Net Investment
Income
$0.2500
See page 5 for Performance Summary footnotes.

Templeton Dragon Fund, Inc.
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. There are special risks associated with investments in China, Hong Kong and Taiwan , including less liquidity, expropriation, confiscatory taxation, international trade tensions, nationalization, and exchange control regula-
tions and rapid inflation, all of which can negatively impact the Fund. Investments in Hong Kong and Taiwan could be adversely affected by their respective political and economic relationship with China. To the extent the Fund invests in companies in a specific country or region , the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. The managers’ environmental social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance.
The Fund may invest in eligible China A shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Con-
nect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect program (collectively,
“Stock Connect”) and may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect program
(“Bond Connect”).
Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, investors in Stock Connect Securi-
ties are generally subject to Chinese securities regulations and the listing rules of the respective Exchange, among other restrictions. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in
Stock Connect Securities. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. In China, the
Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a
China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in apply-
ing the concept of beneficial ownership. Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong.
As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond
Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect and Bond Connect programs, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com

Templeton Dragon Fund, Inc.
Consolidated Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.02 $10.37 $9.42 $11.94 $18.70 $24.93
Income from investment operations:
Net investment income (loss)
a
........ 0.07 0.11 0.12 0.04 (0.05) (0.16)
Net realized and unrealized gains (losses) (0.12) 2.93 0.95 (2.57) (5.41) (3.67)
Total from investment operations ........ (0.05) 3.04 1.07 (2.53) (5.46) (3.83)
Less distributions from:
Net investment income .............. (0.25) (0.30) (0.12) — — —
Net realized gains ................. — — — — (1.30) (2.40)
Tax return of capital ................ — (0.10) — — — —
Total distributions ................... (0.25) (0.40) (0.12) — (1.30) (2.40)
Repurchase of shares ................ 0.01 0.01 — 0.01 — —
Net asset value, end of period .......... $12.73 $13.02 $10.37 $9.42 $11.94 $18.70
Market value, end of period
b
........... $10.89 $11.26 $8.49 $8.17 $10.22 $17.00
Total return (based on net asset value per
share)
c
........................... (0.27)% 29.67% 11.48% (21.11)% (29.46)% (15.52)%
Total return (based on market value per
share)
c
........................... (1.03)% 37.67% 5.46% (20.06)% (32.99)% (17.83)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.22% 1.36% 1.28% 1.38% 1.37%
Expenses net of waiver and payments by
affiliates .......................... 1.20% 1.21% 1.35% 1.27% 1.37% 1.37%
e
Net investment income (loss) .......... 1.08% 0.91% 1.26% 0.33% (0.34)% (0.70)%
Supplemental data
Net assets, end of period (000’s) ........ $319,098 $328,283 $262,882 $238,770 $403,707 $632,030
Portfolio turnover rate ................ 36.25% 63.10% 38.79% 14.30% 3.26% 11.64%
a
Based on average daily shares outstanding.
b
Based on the last sale on the New York Stock Exchange.
c
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited), June 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.1%
Automobile Components 1.0%
a
Hesai Group, B ..................................... China 174,020 $ 3,109,974
Automobiles 1.1%
Geely Automobile Holdings Ltd. ......................... China 1,663,065 3,575,139
Banks 7.2%
China Construction Bank Corp., H ....................... China 9,140,544 9,428,034
China Merchants Bank Co. Ltd., H ....................... China 920,570 5,285,697
HSBC Holdings plc .................................. Hong Kong 259,200 4,925,186
Industrial & Commercial Bank of China Ltd., H .............. China 4,018,000 3,300,730
22,939,647
Beverages 1.3%
Kweichow Moutai Co. Ltd., A ........................... China 23,400 4,091,568
Biotechnology 2.1%
a,b
Innovent Biologics, Inc., 144A, Reg S .................... China 452,519 4,609,541
a,c
Nanjing Leads Biolabs Co. Ltd., H ....................... China 329,085 2,082,774
6,692,315
Broadline Retail 6.3%
d
Alibaba Group Holding Ltd. ............................ China 1,580,652 18,949,571
d
JD.com, Inc., A ..................................... China 88,493 1,127,436
20,077,007
Chemicals 1.6%
Guangzhou Tinci Materials Technology Co. Ltd., A ........... China 381,100 2,900,306
Sunresin New Materials Co. Ltd., A ...................... China 255,525 2,225,264
5,125,570
Communications Equipment 6.3%
Zhongji Innolight Co. Ltd., A ............................ China 105,000 19,993,236
Construction Materials 0.3%
c
West China Cement Ltd. .............................. China 5,000,000 882,920
Distributors 1.4%
a,c
GigaCloud Technology, Inc., A .......................... Hong Kong 143,886 4,546,798
Diversified Consumer Services 1.4%
b,d
China East Education Holdings Ltd., 144A, Reg S ........... China 3,109,500 1,456,250
d
New Oriental Education & Technology Group, Inc. ........... China 672,311 3,088,411
4,544,661
Electrical Equipment 7.6%
Contemporary Amperex Technology Co. Ltd., A ............. China 205,800 11,963,065
Harbin Electric Co. Ltd., H ............................. China 2,715,153 5,352,299
Sieyuan Electric Co. Ltd., A ............................ China 270,500 6,923,812
24,239,176
Electronic Equipment, Instruments & Components 9.8%
Luxshare Precision Industry Co. Ltd., A ................... China 315,031 3,289,929
Wasion Holdings Ltd. ................................ Hong Kong 2,608,000 6,640,957
WUS Printed Circuit Kunshan Co. Ltd., A .................. China 938,440 21,328,428
31,259,314
Entertainment 1.7%
d
NetEase, Inc. ...................................... China 210,098 5,395,690
Food Products 2.0%
Muyuan Foods Group Co. Ltd., H ....................... China 1,435,244 5,314,329

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Yantai China Pet Foods Co. Ltd., A ...................... China 299,000 $ 1,181,095
6,495,424
Ground Transportation 1.0%
d
Full Truck Alliance Co. Ltd., ADR ........................ China 410,773 3,335,477
Health Care Equipment & Supplies 1.3%
a
Shenzhen Edge Medical Co. Ltd., H ..................... China 428,500 2,087,373
Shenzhen New Industries Biomedical Engineering Co. Ltd., A .. China 318,802 1,976,088
4,063,461
Hotels, Restaurants & Leisure 1.2%
a,c
Luckin Coffee, Inc., ADR .............................. China 76,168 2,107,568
a,d
Trip.com Group Ltd. ................................. China 46,180 1,836,127
3,943,695
Household Durables 1.0%
Midea Group Co. Ltd., A .............................. China 273,500 3,049,191
Insurance 3.9%
PICC Property & Casualty Co. Ltd., H .................... China 2,178,524 3,997,637
Ping An Insurance Group Co. of China Ltd., H .............. China 1,276,582 8,347,292
12,344,929
Interactive Media & Services 12.3%
a,d
Baidu, Inc., A ....................................... China 430,900 6,151,551
d
JOYY, Inc., ADR .................................... China 88,130 5,815,699
b,d
Kuaishou Technology, 144A, Reg S ...................... China 160,697 861,318
d
Tencent Holdings Ltd. ................................ China 478,491 26,404,357
39,232,925
Metals & Mining 6.4%
Chuangxin Industries Holdings Ltd. ...................... China 881,000 1,550,619
CMOC Group Ltd., H ................................. China 3,771,386 7,367,094
Yunnan Jinxun Resources Co. Ltd., H .................... China 943,200 1,856,308
Zijin Gold International Co. Ltd. ......................... Hong Kong 856,874 9,792,286
20,566,307
Oil, Gas & Consumable Fuels 0.9%
CGN Mining Co. Ltd. ................................. China 4,600,000 1,443,216
PetroChina Co. Ltd., H ............................... China 1,388,000 1,498,015
2,941,231
Pharmaceuticals 2.4%
a,b,c
Antengene Corp. Ltd., 144A, Reg S ...................... China 1,900,000 856,595
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A ............... China 407,360 3,133,844
a
Sichuan Biokin Pharmaceutical Co. Ltd., A ................. China 82,523 3,578,659
7,569,098
Real Estate Management & Development 0.4%
c,d
KE Holdings, Inc., ADR ............................... China 86,022 1,249,900
Semiconductors & Semiconductor Equipment 13.6%
a
ACM Research, Inc., A ............................... China 70,732 8,975,183
Advanced Micro-Fabrication Equipment, Inc. China, A ........ China 117,858 8,202,223
GigaDevice Semiconductor, Inc., A ...................... China 182,601 22,229,260
GigaDevice Semiconductor, Inc., H ...................... China 26,700 4,102,186
43,508,852

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.0%
b,c,d
Pop Mart International Group Ltd., 144A, Reg S ............ China 165,981 $ 3,287,016
Technology Hardware, Storage & Peripherals 0.6%
a,e
Anker Innovations Technology Co. Ltd., H ................. China 138,273 1,751,057
Total Common Stocks (Cost $249,780,943) ...................................
309,811,578
Escrows and Litigation Trusts 0.0%
†
a,f,g
Kangmei Pharmaceutical Co. Ltd., Escrow Account .......... China 592,998 87,393
Total Escrows and Litigation Trusts (Cost $–) .................................
87,393
Total Long Term Investments (Cost $249,780,943) .............................
309,898,971
a
Short Term Investments 3.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.2%
h,i
Franklin Institutional U.S. Government Money Market Fund,
3.597% ......................................... United States 10,164,136 10,164,136
Total Money Market Funds (Cost $10,164,136) ................................
10,164,136
j
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
h,i
Franklin Institutional U.S. Government Money Market Fund,
3.597% ......................................... United States 2,083,834 2,083,834
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,083,834) ..........................................................
2,083,834
Total Short Term Investments (Cost $12,247,970 ) ..............................
12,247,970
a
Total Investments (Cost $262,028,913) 100.9% ................................
$322,146,941
Other Assets, less Liabilities (0.9)% .........................................
(3,048,933)
Net Assets 100.0% .........................................................
$319,098,008
a a a

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

See Abbreviations on page 22.
†
Rounds to less than 0.1% of net assets.
a
Non -income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $11,070,720, representing 3.5% of net assets.
c
A portion or all of the security is on loan at June 30, 2026. See Note 1 ( e ).
d
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2026, the aggregate value of these securities was $78,958,803, representing 24.7% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
f
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
g
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1(d).
h
See Note 3 ( c ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1 ( e ) regarding securities on loan.

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton
Dragon Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $249,780,943
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 12,247,970
Value - Unaffiliated issuers (Includes securities loaned of $ 6,651,680 ) .................................. $309,898,971
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 12,247,970
Cash .................................................................................... 1,820
Foreign currency, at value (cost $ 225,442 ) ........................................................ 229,066
Receivables:
Dividends ............................................................................... 1,061,332
Total assets .......................................................................... 323,439,159
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,768,716
Capital shares redeemed ................................................................... 43,822
Management fees ......................................................................... 278,300
Directors' fees and expenses ................................................................ 6,358
Payable upon return of securities loaned (Note 1 e ) .................................................. 2,083,834
Accrued expenses and other liabilities ........................................................... 160,121
Total liabilities ......................................................................... 4,341,151
Net assets, at value ................................................................. $319,098,008
Net assets consist of:
Paid-in capital ............................................................................. $277,454,507
Total distributable earnings (losses) ............................................................. 41,643,501
Net assets, at value ................................................................. $319,098,008
Shares outstanding ......................................................................... 25,075,676
Net asset value per share
a
.................................................................... $12.73
a
Net asset value per share may not recalculate due to rounding.

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton
Dragon Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $179,809)
Unaffiliated issuers ........................................................................ $3,400,341
Non-controlled affiliates (Note 3 c ) ............................................................. 233,923
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 79,455
Non-controlled affiliates (Note 3 c ) ............................................................. 26,780
Total investment income ................................................................... 3,740,499
Expenses:
Management fees (Note 3 a ) ................................................................... 1,732,849
Transfer agent fees ......................................................................... 24,453
Custodian fees ............................................................................ 33,450
Reports to shareholders fees .................................................................. 29,594
Registration and filing fees .................................................................... 12,944
Professional fees ........................................................................... 99,909
Directors' fees and expenses .................................................................. 24,970
Other .................................................................................... 19,661
Total expenses ......................................................................... 1,977,830
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (12,048)
Net expenses ......................................................................... 1,965,782
Net investment income ................................................................ 1,774,717
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 34,364,835
Foreign currency transactions ................................................................ (7,856)
Net realized gain (loss) .................................................................. 34,356,979
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (37,482,961)
Translation of other assets and liabilities denominated in foreign currencies .............................. 2,579
Net change in unrealized appreciation (depreciation) ............................................ (37,480,382)
Net realized and unrealized gain (loss) ............................................................ (3,123,403)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,348,686)

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton Dragon Fund, Inc.
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,774,717 $2,750,396
Net realized gain (loss) ................................................. 34,356,979 29,658,131
Net change in unrealized appreciation (depreciation) ........................... (37,480,382) 44,477,987
Net increase (decrease) in net assets resulting from operations ................ (1,348,686) 76,886,514
Distributions to shareholders .............................................. (6,283,128) (7,523,675)
Distributions to shareholders from tax return of capital ........................... — (2,589,568)
Total distributions to shareholders .......................................... (6,283,128) (10,113,243)
Capital share transactions from - repurchase of shares (Note 2 ) .................... (1,553,250) (1,371,783)
Net increase (decrease) in net assets ................................... (9,185,064) 65,401,488
Net assets:
Beginning of period ..................................................... 328,283,072 262,881,584
End of period .......................................................... $319,098,008 $328,283,072

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Dragon Fund, Inc. (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Directors (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Investments in Templeton China Opportunities
Fund, Ltd. (China Fund)
The Fund may invest in certain China A-shares through
its investment in the China Fund. The China Fund is a
Cayman Islands exempted company, and is a wholly-
owned subsidiary of the Templeton Dragon Fund, and is
able to invest directly in China A-shares consistent with the investment objective of the Templeton Dragon Fund. For tax
purposes, the Fund is required to increase its taxable income by its share of the China Fund income. Net losses incurred
by the China Fund cannot offset income earned by the Fund
and cannot be carried back or forward by the China Fund to
offset income from prior or future years. At June 30, 2026,
the China Fund’s investments as well as any other assets
and liabilities of the China Fund are reflected in the Fund’s
Consolidated Schedule of Investments and Consolidated
Statement of Assets and Liabilities. All intercompany
transactions and balances have been eliminated. At June
30, 2026, the net assets of the China Fund were $295,735,
representing 0.1% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market
through Templeton Investment Counsel, LLC (TIC), which
serves as the registered Qualified Foreign Institutional
Investor (QFII) for the China Fund. Investment decisions
related to the China Fund A-shares are specific to the Fund
and it bears the resultant economic and tax consequences of
its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and
may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with
applicable Chinese rules or requirements.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, at June 30, 2026, the Fund
held $5,042,333 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund's custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Consolidated Statement of Assets and Liabilities. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Consolidated Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned,
the Fund has the right to repurchase the securities in the
open market using the collateral received. The securities
lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Fund.
Distributions to shareholders are recorded on the ex-
dividend date. The Fund employs a managed distribution
policy whereby the Fund will distribute a level distribution amount to shareholders. Effective June 1, 2026, the Fund
intends to distribute $0.15 per share quarterly. Prior to June
1, 2026, the Fund distributed $0.10 per share quarterly. The
Fund’s distribution level may be changed by the Board in the future. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net
investment income and short-term capital gains. The balance
of the distribution will then come from long-term capital gains to the extent permitted and, if necessary, a return of capital.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
1. Organization and Significant Accounting Policies
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Capital Stock
At June 30, 2026, there were 100 million shares authorized ($0.01 par value). During the periods ended June 30, 2026 and
December 31, 2025, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
Period Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Shares repurchased ............................................. 140,432 $1,553,250 137,000 $1,371,783
Weighted average discount of cost of repurchase to net asset value of shares repurchased ................................................. 14.44% 14.64%
Subsidiary Affiliation
Templeton Asset Management Ltd. (TAML) Investment manager
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to TAML based on the average weekly net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 1.050% of the
Fund’s average weekly net assets.
Under an agreement with TAML, TIC is paid a fee for serving as the QFII for the China Fund. The fee is paid by TAML and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average weekly net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $2 billion
0.950% In excess of $2 billion
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $2,841,466 $102,850,506 $(95,527,836) $— $— $10,164,136 10,164,136 $233,923
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $1,003,848 $15,418,591 $(14,338,605) $— $— $2,083,834 2,083,834 $26,780
Total Affiliated Securities ... $3,845,314 $118,269,097 $(109,866,441) $— $— $12,247,970 $260,703
3. Transactions with Affiliates
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2025, the Fund deferred late-year ordinary losses of $488,971.
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, pass-through entity income, investments in the China
Fund and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$113,403,106 and $118,824,026, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,083,834 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People's Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 8,160,434
Long term ................................................................................ 39,453,765
Total capital loss carryforwards ............................................................... $47,614,199
Cost of investments .......................................................................... $262,739,659
Unrealized appreciation ........................................................................ $93,658,170
Unrealized depreciation ........................................................................ (34,250,888)
Net unrealized appreciation (depreciation) .......................................................... $59,407,282

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
a QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
a
Common Stocks :
Automobile Components ................. $ — $ 3,109,974 $ — $ 3,109,974
Automobiles .......................... 3,575,139 — — 3,575,139
Banks ............................... — 22,939,647 — 22,939,647
Beverages ........................... — 4,091,568 — 4,091,568
Biotechnology ......................... — 6,692,315 — 6,692,315
Broadline Retail ....................... — 20,077,007 — 20,077,007
Chemicals ........................... — 5,125,570 — 5,125,570
Communications Equipment .............. — 19,993,236 — 19,993,236
Construction Materials .................. — 882,920 — 882,920
Distributors ........................... 4,546,798 — — 4,546,798
6. Concentration of Risk
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Distributions Subsequent to June 30, 2026
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc. (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Diversified Consumer Services ............ $ — $ 4,544,661 $ — $ 4,544,661
Electrical Equipment .................... — 24,239,176 — 24,239,176
Electronic Equipment, Instruments &
Components ........................ — 31,259,314 — 31,259,314
Entertainment ......................... — 5,395,690 — 5,395,690
Food Products ........................ 5,314,329 1,181,095 — 6,495,424
Ground Transportation .................. 3,335,477 — — 3,335,477
Health Care Equipment & Supplies ......... — 4,063,461 — 4,063,461
Hotels, Restaurants & Leisure ............. 2,107,568 1,836,127 — 3,943,695
Household Durables .................... — 3,049,191 — 3,049,191
Insurance ............................ — 12,344,929 — 12,344,929
Interactive Media & Services .............. 5,815,699 33,417,226 — 39,232,925
Metals & Mining ....................... — 20,566,307 — 20,566,307
Oil, Gas & Consumable Fuels ............. — 2,941,231 — 2,941,231
Pharmaceuticals ....................... — 7,569,098 — 7,569,098
Real Estate Management & Development .... 1,249,900 — — 1,249,900
Semiconductors & Semiconductor Equipment . 8,975,183 34,533,669 — 43,508,852
Specialty Retail ........................ — 3,287,016 — 3,287,016
Technology Hardware, Storage & Peripherals . — 1,751,057 — 1,751,057
Escrows and Litigation Trusts ............... — — 87,393 87,393
Short Term Investments ................... 12,247,970 — — 12,247,970
Total Investments in Securities ........... $47,168,063 $274,891,485
b
$87,393 $322,146,941
a
For detailed categories, see the accompanying Consolidated Schedule of Investments.
b
Includes foreign securities valued at $273,140,428, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Record Date  Payable Date Amount
9/23/2026 9/30/2026  $0.1500
7. Fair Value Measurements
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
9. Operating Segments
(continued)

Templeton Dragon Fund, Inc.

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Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board has approved an open-market share
repurchase program which includes an initial authorization
for the Fund to repurchase up to 10% of its outstanding
shares in open-market transactions, as well as up to an
additional 10% of its outstanding shares, above and in
addition to the initial 10% previously authorized. This
authorization remains in effect.
The timing and amount of repurchases continue to be
at the discretion of the investment manager, taking into
account various factors, including, but not limited to, the
level of the discount, the Fund’s performance, portfolio
holdings, dividend history, market conditions, cash on
hand, the availability of other attractive investments and
whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s additional
10% threshold is reached, no further repurchases could be
completed until authorized by the Board. Until the additional
10% threshold is reached, Fund management will have
the flexibility to commence share repurchases if and when
it is determined to be appropriate in light of prevailing
circumstances. The share repurchase program is intended
to benefit shareholders by enabling the Fund to repurchase
shares at a discount to net asset value, thereby increasing
the proportionate interest of each remaining shareholder in
the Fund.
In the Notes to Consolidated Financial Statements section,
please see note 2 (Capital Stock) for additional information regarding shares repurchased.
Managed Distribution Plan
Effective June 1, 2026, the Board has implemented a
managed distribution plan where the Fund distributes a level distribution amount to shareholders. The Fund intends to
make quarterly distributions to shareholders at the fixed rate of $0.15 per share. Management will generally distribute
amounts necessary to satisfy the Fund’s plan and the
requirements prescribed by excise tax rules and Subchapter
M of the Internal Revenue Code. The plan is intended to
provide shareholders with a consistent distribution each
quarter and is intended to narrow the discount between the
market price and the NAV of the Fund’s shares, but there is
no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a quarterly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of the
Fund’s shares. The plan will be subject to the periodic review by the Board, including a yearly review of the fixed rate to determine if an adjustment should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Templeton Dragon Fund, Inc.

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Semiannual Report
Annual Meeting of Shareholders May 21, 2026, adjourned to and reconvened on
June 18, 2026 (unaudited)
The Annual Meeting of Shareholders of Templeton Dragon Fund, Inc. (the “Fund”) was held at the Fund’s offices, 300
S.E. 2
nd
Street, Fort Lauderdale, Florida, on May 21, 2026, with the meeting subsequently adjourned to and reconvened on June 18, 2026. The purpose of the meeting was to elect four Directors of the Fund and to ratify the selection of
PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending
December 31, 2026. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund:
Harris J. Ashton, Mary C. Choksi, J. Michael Luttig, and Constantine D. Tseretopoulos* Shareholders also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending
December 31, 2026. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of four Directors:
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2026:
*
Ann Torre Bates, Terrence J. Checki, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., David W. Niemiec and Larry D.
Thompson are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders .
Term Expiring 2029 For
% of
Outstanding
Shares
% of
Shares
Present Against
% of
Outstanding
Shares
% of
Shares
Present Abstain
% of
Outstanding
Shares
% of
Shares
Present
Harris J. Ashton
..............
Mary C. Choksi
..............
J. Michael Luttig
.............
Constantine D. Tseretopoulos
...
20,021,799
20,105,344
19,880,961
19,994,207
79.49%
79.82%
78.93%
79.38%
90.45%
90.82%
89.81%
90.32%
1,929,615
1,853,341
2,109,582
1,962,322
7.66%
7.35%
8.37%
7.79%
8.71%
8.37%
9.53%
8.86%
184,166
176,896
145,038
179,051
0.73%
0.70%
0.57%
0.71%
0.83%
0.79%
0.65%
0.80%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
Against
....................
Abstain
....................
21,732,513
271,324
131,743
86.28%
1.07%
0.52%
98.17%
1.22%
0.59%

Templeton Dragon Fund, Inc.

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Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify Computershare Trust Company, N.A. (the “Plan
Administrator”) at P.O. Box 43006 Providence, RI 02940-3078 or the institution in whose name the shares are held. The Plan
Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to Computershare Trust Company, N.A. and sent to Computershare Trust Company, N.A., P.O. Box 43006
Providence, RI 02940-3078, Attention: Templeton Dragon Fund, Inc. The Plan Administrator will apply such payments (less a
$5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund’s shares on the open market.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to
Computershare Trust Company, N.A., P.O. Box 43006 Providence, RI 02940-3078. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Dragon Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078
(888) 888-0151
www.computershare.com/us
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.computershare.com/us or dial
(888) 888-0151 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your
Fund account at Computershare Trust Company, N.A. through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact Computershare Trust Company, N.A. at (888) 888-0151.
Shareholder Information
Shares of Templeton Dragon Fund, Inc. are traded on the New York Stock Exchange under the symbol “TDF.” Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (888) 888-0151. Registered shareholders can access their Fund account on-line. For information go to Computershare Trust Company, N.A.'s website at
www.computershare.com/us and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Dragon Fund, Inc., 100 Fountain
Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Dragon Fund, Inc.
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
(unaudited)
TEMPLETON DRAGON FUND, INC.
(Fund)
At an in-person meeting held on May 18-19, 2026
(Meeting), the Board of Directors (Board) of the Fund,
including a majority of the directors who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Directors), reviewed and approved the
continuance of the investment management agreement
between Templeton Asset Management Ltd. (Manager) and
the Fund (Management Agreement) for an additional one-
year period. The Independent Directors received advice from
and met separately with Independent Director counsel to
consider the renewal of the Management Agreement.
In considering the continuance of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Director counsel
on behalf of the Independent Directors in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Directors held a virtual contract
renewal meeting at which the Independent Directors first
conferred amongst themselves and Independent Director
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Directors also considered prior to and at the
Meeting. The Board further considered all of the factors
it deemed relevant in approving the continuance of the
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Directors, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged FT’s regular
updates to the Board on strategic initiatives, ongoing
attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund
lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation
of additional blockchain-compatible money market funds,
and sharpening of its active, income-oriented offerings,
along with the impact on FT of team integrations and staff
reductions. The Board also considered the investment
management services that Templeton Investment Counsel,
LLC (TICL) provides to the Cayman Islands-based company,
which is wholly owned by the Fund (Cayman Subsidiary).
The Board also noted the Fund’s managed distribution plan
pursuant to which the Fund makes quarterly distributions
to shareholders at the fixed rate of $0.10 per share and the open-market share repurchase program that authorizes the
Fund to purchase, from time to time, up to 10% of the Fund’s common shares in open-market transactions, as well as an
additional 10% at the discretion of the management. At the
Meeting, management proposed and the Board approved a
50% increase in the distribution rate to $0.15 per share per quarter.

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Semiannual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Resources, Inc.
(FRI), FRI’s continued growth of its global, multi-asset
franchise, and its commitment to the mutual fund business.
The Board further noted FRI’s continued reassessment
of fund offerings in response to FT acquisitions and the
market environment, FRI’s focus on technology-driven
transformation, expansion of its private market investment
capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2025. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in the Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Customized Performance Peer Group) selected
by the Manager. The Board also reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below. Such results are based on net asset value
without regard to market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all non-leveraged closed-end emerging markets funds.
The Customized Performance Peer Group for the Fund
consisted only of emerging markets funds that invest at
least 45% of total assets in the equity securities of China
companies. The Board noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one- and 10-year periods was above the median of its
Customized Performance Peer Group, but for the three- and
five-year periods was below the median of its Customized
Performance Peer Group. The Board further noted that the
Fund’s Customized Performance Peer Group for each period
consisted of only one other fund that was a dedicated China
A-shares strategy with no exposure to off-shore China
equities. No quintile information was provided for the Fund
in regards to the Custom Performance Peer Group for those
periods.
The Board discussed this performance with management
and management explained that the Performance Universe
was comprised of funds with materially different investment
universes and investment opportunities, limiting the
comparability of peer funds to the Fund. Management also
explained that China has benefitted from improved investor
sentiment in 2025, which has improved performance
after prolonged periods of underperformance relative to
other developing markets and narrowed the performance
gaps with both peers and the index. Management further
explained that the Fund’s five-year underperformance was
largely driven by the Fund’s performance from 2021 to 2023,
a period where political decisions, geopolitical factors and aggressive central bank actions in developed countries
since 2021 resulted in a risk-averse sentiment against
China and an outflow of assets across China-focused funds.
Management discussed with the Board the actions that are
being taken/have been taken in an effort to improve the
overall performance of the Fund, noting the adjustments
that have been made to the Fund’s portfolio positioning in
light of the investment team’s forward looking views about
China’s corporate regulatory environment, growing domestic
market, state-owned enterprises and geopolitical risks. The
Board concluded that, taking into consideration all of the
discussions with and information provided by management,
the Fund’s Management Agreement should be continued for
an additional one-year period, while management’s efforts to improve performance continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those

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Semiannual Report
currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, as applicable. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in the Expense Group. The Board
also considered the investment management services that
TICL provides to the Cayman Subsidiary.
The Expense Group for the Fund included the Fund and
five other non-leveraged closed end emerging markets
funds. The Board noted that the Management Rate for the
Fund was below the median of its Expense Group. The
Board also noted that the actual total expense ratio for the
Fund was below the median and in the first quintile (least
expensive) of its Expense Group. The Board further noted
that, effective March 1, 2025, the Management Rate was
reduced by 5 basis points at each breakpoint tier. The Board concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2025, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-
end fund, the Board believes at some point an increase in
size may lead to economies of scale that would be shared
with the Fund and its shareholders. The Board noted the
existence of management fee breakpoints, which operate
generally to share any economies of scale with the Fund’s
shareholders by reducing the Fund’s effective management
fees as the Fund grows in size. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
The Board concluded that to the extent economies of scale
may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.

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Semiannual Report
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuance of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Schedule of
Investments
The Fund files a complete consolidated schedule of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

franklintempleton.com
Semiannual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
1. Each holder of shares (a “Shareholder”) in Templeton
Dragon Fund, Inc. (the “Fund”) whose Fund shares are
registered in his or her own name will automatically be a
participant in the Dividend Reinvestment and Cash Purchase
Plan (the “Plan”), unless any such Shareholder specifically
elects in writing to receive all dividends and capital gains in cash, paid by check, mailed directly to the Shareholder.
A Shareholder whose shares are registered in the name of
a broker- dealer or other nominee (the “Nominee”) will be a
participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an election on behalf of the
Shareholder to participate in the Plan. Nominees intend to
make such an election on behalf of Shareholders whose
shares are registered in their names, as Nominee, unless
a Shareholder specifically instructs his or her Nominee to
pay dividends and capital gains in cash. Computershare
Trust Company, N.A. ("Computershare") will act as Plan
Administrator and will open an account for each participating shareholder (“participant”) under the Plan in the same
name as that in which the participant’s present shares are
registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or
shares of the Fund (“Fund shares”), if the market price per
share on the valuation date equals or exceeds the net asset
value per share, participants will receive such dividend or
distribution entirely in Fund shares, and Computershare
shall automatically receive such Fund shares for participant accounts including aggregate fractions. The number of
additional Fund shares to be credited to participant accounts shall be determined by dividing the equivalent dollar amount of the capital gains distribution or dividend payable to
participants by the Fund’s net asset value per share of the
Fund shares on the valuation date, provided that the Fund
shall not issue such shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if
the Fund’s net asset value per share exceeds the market
price per share on the valuation date, Computershare shall
apply the amount of such dividend or distribution payable
to participants to the purchase of Fund shares on the open
market (less their pro rata share of trading fees incurred
with respect to open market purchases in connection with
the reinvestment of such dividend or distribution). If, before
Computershare has completed its purchases, the market
price exceeds the net asset value per share, the average per share purchase price paid by Computershare may exceed
the net asset value of the Fund’s shares, resulting in the
acquisition of fewer shares than if the dividend or capital
gains distribution had been paid in shares issued by the
Fund at net asset value per share. Such purchases will be
made promptly after the payable date for such dividend or
distribution, and in no event more than 30 days after such
date except where temporary curtailment or suspension of
purchase is necessary to comply with applicable provisions
of the Federal securities laws.
4. A participant has the option of submitting additional
payments to Computershare, in any amounts of at
least $100, up to a maximum of $5,000 per month, for
the purchase of Fund shares for his or her account.
These payments may be made electronically through
www.computershare.com/us or by check payable to
“Computershare Trust Company, N.A.” and sent to
Computershare Trust Company, N.A., P.O. Box 43006
Providence, RI 02940-3078, Attention: Templeton Dragon
Fund, Inc. Computershare shall apply such payments (less
a $5.00 service charge and less a pro rata share of trading
fees) to purchases of Fund shares on the open market, as
discussed below in paragraph 6. Computershare shall make
such purchases promptly on approximately the 15th of each
month or, during a month in which a dividend or distribution is paid, beginning on the dividend payment date, and in
no event more than 30 days after receipt, except where
necessary to comply with provisions of Federal securities
law. Any voluntary payment received less than two business
days before an investment date shall be invested during the
following month unless there are more than 30 days until
the next investment date, in which case such payment will
be returned to the participant. Computershare shall return to the participant his or her entire voluntary cash payment upon written notice of withdrawal received by Computershare not
less than 48 hours before such payment is to be invested.
Such written notice shall be sent to Computershare by the
participant, as discussed below in paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such

franklintempleton.com
Semiannual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price,
delivery and otherwise as Computershare shall determine.
Participant funds held by Computershare uninvested will
not bear interest, and it is understood that, in any event,
Computershare shall have no liability in connection with any inability to purchase Fund shares within 30 business days
after the payable date for any dividend or distribution as
herein provided, or with the timing of any purchases effected.
Computershare shall have no responsibility as to the value
of the Fund shares acquired for participant accounts. For the purposes of purchases in the open market, Computershare
may aggregate purchases with those of other participants,
and the average price (including trading fees) of all shares purchased by Computershare shall be the price per share
allocable to all participants.
7. Computershare will hold shares acquired pursuant to
this Plan, together with the shares of other participants
acquired pursuant to this Plan, in its name or that of its
nominee. Computershare will forward to participants any
proxy solicitation material and will vote any shares so
held for participants only in accordance with the proxies
returned by participants to the Fund. Upon written request,
Computershare will deliver to participants, without charge, a certificate or certificates for all or a portion of the full shares held by Computershare.
8. Computershare will confirm to participants each
acquisition made for an account as soon as practicable
but not later than 60 business days after the date thereof.
Computershare will send to participants a detailed account
statement showing total dividends and distributions, date
of investment, shares acquired and price per share, and
total shares of record for the account. Although participants may from time to time have an undivided fractional interest
(computed to three decimal places) in a share of the Fund,
no certificates for a fractional share will be issued. However, dividends and distributions on fractional shares will be
credited to participant accounts. In the event of termination of an account under the Plan, Computershare will adjust for
any such undivided fractional interest in cash at the market price of the Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by Computershare for participants
will be credited to participant accounts. In the event that
the Fund makes available to its shareholders transferable
rights to purchase additional Fund shares or other securities,
Computershare will sell such rights and apply the proceeds
of the sale to the purchase of additional Fund shares for
the participant accounts. The shares held for participants
under the Plan will be added to underlying shares held by
participants in calculating the number of rights to be issued.
10. Computershare’s service charge for capital gains or
income dividend purchases will be paid by the Fund when
shares are issued by the Fund or purchased on the open
market. Computershare will deduct a $5.00 service charge
from each voluntary cash payment. Participants will be
charged a pro rata share of trading fees on all open market
purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan
by notifying Computershare in writing. Such withdrawal
or termination will be effective immediately if notice is
received by Computershare not less than ten days prior
to any dividend or distribution record date; otherwise
such withdrawal or termination will be effective after
the investment of any current dividend or distribution or
voluntary cash payment. The Plan may be terminated by
Computershare or the Fund upon 90 days’ notice in writing
mailed to participants. Upon any withdrawal or termination,
Computershare will cause a certificate or certificates for
the full shares held by Computershare for participants
and cash adjustment for any fractional shares (valued at
the market value of the shares at the time of withdrawal
or termination) to be delivered to participants, less any
trading fees. Alternatively, a participant may elect by written notice to Computershare to have Computershare sell part
or all of the shares held for him and to remit the proceeds
to him. Computershare is authorized to deduct a $15.00
service charge and a trading fee of $0.12 per share for this transaction from the proceeds. If a participant disposes of
all shares registered in his name on the books of the Fund,
Computershare may, at its option, terminate the participant’s account or determine from the participant whether he wishes
to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by Computershare or the Fund at any time or
times, except when necessary or appropriate to comply with

franklintempleton.com
Semiannual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
Computershare receives written notice of the termination of
a participant account under the Plan. Any such amendment
may include an appointment by Computershare in its
place and stead of a successor Plan Administrator under
these terms and conditions, with full power and authority
to perform all or any of the acts to be performed by
Computershare under these terms and conditions. Upon any
such appointment of a Plan Administrator for the purpose
of receiving dividends and distributions, the Fund will be
authorized to pay to such successor Plan Administrator, for a participant’s account, all dividends and distributions payable on Fund shares held in a participant’s name or under the
Plan for retention or application by such successor Plan
Administrator as provided in these terms and conditions.
13. Computershare shall at all times act in good faith and
agree to use its best efforts within reasonable limits to
ensure the accuracy of all services performed under this
Agreement and to comply with applicable law, but shall
assume no responsibility and shall not be liable for loss
or damage due to errors unless such error is caused by
Computershare’s negligence, bad faith or willful misconduct
or that of its employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given or made by the participant to Computershare shall be in writing addressed to Computershare Trust Company, N.A., P.O. Box
43006 Providence, RI 02940-3078, or www.computershare.
com/us or such other address as Computershare shall
furnish to the participant, and shall have been deemed to be given or made when received by Computershare.
15. Any notice or other communication which by
any provision of the Plan is required to be given by
Computershare to the participant shall be in writing and shall be deemed to have been sufficiently given for all purposes
by being deposited postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on Computershare’s records. The participant
agrees to notify Computershare promptly of any change of
address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTDF S 08/26
© 2026 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Dragon Fund, Inc.
Investment Manager Transfer Agent Fund Information
Templeton Asset
Management Ltd.
Computershare
150 Royall St., Suite 101
Canton, MA 02021
Toll Free Number:
888-888-0151
International Phone Number:
781-575-2879
www.computershare.com
(800) DIAL BEN
®
/
342-5236

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Program	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
January 1 – January 31, 2026	17,000	$11.99	17,000	2,450,719
February 1 – February 28, 2026	17,347	$11.56	17,347	2,433,372
March 1 – March 31, 2026	14,085	$10.53	14,085	2,419,287
April 1 – April 30, 2026	4,000	$11.20	4,000	2,415,287
May 1 – May 31, 2026	12,000	$11.19	12,000	2,403,287
June 1 – June 30, 2026	76,000	$10.86	76,000	2,327,287
Total	140,432		140,432

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANY.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

For the period ended June 30, 2026, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$123,584
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$8,059
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	-
Administrative fees not included in a revenue split	-
Indemnification fees not included in a revenue split	-
Rebate (paid to borrower)	$8,428
Other fees not included above	$862
Aggregate fees/compensation paid by the Fund for securities lending activities	$17,349
Net income from securities lending activities	$106,235

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Dragon Fund, Inc.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 28, 2026